PROPERTY, PLANT AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended		49 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 184,206	$ 38,147	$ 225,447